Expense Example	Oct. 31, 2025 USD ($)
AllianzIM U.S. Equity Buffer10 Sep ETF | AllianzIM U.S. Equity Buffer10 Sep ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer20 Sep ETF | AllianzIM U.S. Equity Buffer20 Sep ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918